Employee Benefit Plan, Tax Status (Details)	12 Months Ended
Dec. 31, 2025
NCE ESSOP
EBP, Tax Status [Line Items]
EBP, Tax Status
The IRS has determined and informed Xcel Energy by letters dated March 24, 2017 and March 13, 2017, respectively, that the BU Savings Plan and the EIP Savings Plan meet the requirements of Section 401(a) of the Internal Revenue Code (IRC) of 1986, as amended. Xcel Energy believes that the Plans are currently designed and are being operated in compliance with applicable requirements of the IRC and that the Plans continue to be tax-exempt. Therefore, no provision for income taxes has been included in the Plans’ financial statements.

NCE EIP
EBP, Tax Status [Line Items]
EBP, Tax Status	The IRS has determined and informed Xcel Energy by letters dated March 24, 2017 and March 13, 2017, respectively, that the BU Savings Plan and the EIP Savings Plan meet the requirements of Section 401(a) of the Internal Revenue Code (IRC) of 1986, as amended. Xcel Energy believes that the Plans are currently designed and are being operated in compliance with applicable requirements of the IRC and that the Plans continue to be tax-exempt. Therefore, no provision for income taxes has been included in the Plans’ financial statements